Other Expenses - Schedule of Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Expenses [Abstract]
Bad debt written off		$ 3,447	$ (176,856)
Professional fees	4,208,903	918,016	121,773
Distribution expenses	188,429	99,515	102,971
Office expenses	358,390	185,258	221,371
Property management expenses	22,668	1,542	31,342
Exchange difference	(99,579)	17,555	54,754
Others	27,801	31,815	29,047
Total	$ 4,706,612	$ 1,257,148	$ 384,402